Private Placement (Details) - $ / shares		1 Months Ended	8 Months Ended
	Jun. 16, 2025	Feb. 28, 2025	Sep. 30, 2025
IPO [Member]
Private Placement (Details) [Line Items]
Sale of units in initial public offering	20,125,000	17,500,000	592,250
Sale of units per share (in Dollars per share)	$ 10	$ 10
Private Placement [Member]
Private Placement (Details) [Line Items]
Sale of units in initial public offering		539,750	5,922,500
Sale of units per share (in Dollars per share)		$ 10	$ 10
Sponsor agreed to purchase shares		592,250	592,250
Purchase of private placement shares		175,000	201,250
Sale of stock description of transaction		Each Private Placement Unit consists of one Class A ordinary share (“Private Placement Share”) and one right (“Private Placement Right”) to receive one tenth (1/10) of a Class A ordinary share upon the consummation of an initial Business Combination.
Private Placement [Member] | Sponsor [Member]
Private Placement (Details) [Line Items]
Sponsor agreed to purchase shares		364,750
Underwriters Over Allotment Option [Member]
Private Placement (Details) [Line Items]
Purchase of private placement shares		391,000	391,000
Underwriters Over Allotment Option [Member] | Sponsor [Member]
Private Placement (Details) [Line Items]
Sale of units in initial public offering		364,750
Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Sale of units in initial public offering	2,625,000	20,125,000
Purchase of private placement shares		201,250
Over-Allotment Option [Member] | Sponsor [Member]
Private Placement (Details) [Line Items]
Sale of units in initial public offering		391,000
Over-Allotment Option [Member] | BTIG and Roberts [Member]
Private Placement (Details) [Line Items]
Sale of units in initial public offering		592,250